Loan Payable (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Disclosure of detailed information about loan payable
The following table summarizes the Company's loans payable as at December 31, 2023 and changes during the year then ended:

	Sprott Facility	SSR VTB Note	Total
Balance as at December 31, 2021	$42,734	$7,999	$50,733
Gain on debt modification	(4,005)	-	(4,005)
Interest accretion	4,927	320	5,247
Repayments	(3,167)	(8,319)	(11,486)
Balance as at December 31, 2022	40,489	-	40,489
Loss on debt modification	314	-	314
Interest accretion	5,091	-	5,091
Repayments	(13,142)	-	(13,142)
Balance as at December 31, 2023	$32,752	$-	$32,752